Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000021257 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000021257 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021257 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021257 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021257 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021257 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021257 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021257 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021257 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021257 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021257 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000021257 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000021257 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021257 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021257 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021257 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021257 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000021257 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021259 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000021259 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021259 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021259 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021259 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021259 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021259 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021259 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021259 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021259 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021259 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000021259 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000021259 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021259 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021259 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021259 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021259 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000021259 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081832 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000081832 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000081832 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000081832 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000081832 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081832 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081832 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081832 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081832 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081832 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081832 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000081832 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000081832 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000081832 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081832 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081832 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081832 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000081832 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035460 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000035460 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000035460 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000035460 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000035460 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000035460 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035460 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035460 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035460 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035460 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035460 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000035460 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000035460 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000035460 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035460 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035460 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000035460 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000035460 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236143 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000236143 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236143 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000236143 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236143 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236143 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236143 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236143 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236143 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236143 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236143 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000236143 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000236143 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236143 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236143 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236143 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236143 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000236143 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021271 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000021271 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000021271 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021271 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021271 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021271 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021271 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021271 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021271 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021271 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021271 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000021271 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000021271 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021271 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021271 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000021271 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021273 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000021273 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000021273 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021273 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021273 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021273 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021273 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021273 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021273 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021273 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021273 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000021273 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000021273 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021273 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021273 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000021273 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081835 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000081835 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000081835 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000081835 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081835 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081835 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081835 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081835 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081835 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081835 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081835 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000081835 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000081835 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081835 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081835 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000081835 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035461 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000035461 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000035461 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000035461 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035461 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035461 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035461 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035461 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035461 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035461 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035461 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000035461 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000035461 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000035461 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035461 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000035461 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236144 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000236144 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000236144 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000236144 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000236144 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236144 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236144 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236144 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236144 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236144 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236144 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000236144 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000236144 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236144 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236144 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000236144 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021274 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021274 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000021274 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021274 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000021274 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021274 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021274 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021274 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021274 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021274 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021274 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000021274 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000021274 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000021274 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021274 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021274 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021274 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000021274 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000021276 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021276 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000021276 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021276 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000021276 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021276 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021276 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021276 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021276 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021276 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021276 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000021276 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000021276 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000021276 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021276 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021276 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021276 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000021276 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000081836 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000081836 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000081836 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081836 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000081836 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000081836 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081836 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000081836 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081836 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081836 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081836 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000081836 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000081836 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000081836 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081836 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081836 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081836 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000081836 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000035462 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000035462 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000035462 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035462 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000035462 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000035462 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000035462 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000035462 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035462 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035462 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035462 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000035462 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000035462 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000035462 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035462 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035462 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035462 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000035462 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000236145 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000236145 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000236145 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236145 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000236145 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236145 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236145 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236145 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236145 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236145 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236145 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000236145 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000236145 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000236145 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236145 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236145 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236145 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000236145 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000021277 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000021277 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000021277 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021277 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000021277 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021277 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021277 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021277 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021277 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021277 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021277 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000021277 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000021277 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000021277 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021277 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021277 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021277 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000021277 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000021279 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000021279 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000021279 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021279 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000021279 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021279 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021279 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021279 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021279 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021279 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021279 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000021279 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000021279 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000021279 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021279 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021279 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021279 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000021279 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000081837 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000081837 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000081837 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000081837 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000081837 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000081837 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081837 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000081837 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081837 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081837 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081837 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000081837 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000081837 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000081837 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081837 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081837 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081837 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000081837 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000035463 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000035463 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000035463 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000035463 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000035463 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000035463 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035463 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000035463 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035463 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035463 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035463 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000035463 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000035463 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000035463 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035463 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035463 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000035463 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000035463 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000236146 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000236146 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000236146 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236146 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000236146 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236146 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236146 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236146 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236146 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236146 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236146 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000236146 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000236146 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000236146 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236146 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236146 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236146 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000236146 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000171782 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000171782 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171782 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000171782 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171782 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171782 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171782 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171782 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171782 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171782 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171782 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000171782 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000171782 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171782 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171782 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171783 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000171783 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171783 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000171783 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171783 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171783 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171783 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171783 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171783 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171783 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171783 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000171783 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000171783 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171783 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171783 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171786 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171786 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000171786 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000171786 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000171786 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171786 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171786 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171786 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000171786 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171786 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171786 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000171786 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000171786 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000171786 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171786 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171787 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171787 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000171787 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000171787 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000171787 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171787 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171787 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171787 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000171787 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171787 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171787 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000171787 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000171787 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000171787 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171787 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171788 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000171788 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171788 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171788 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171788 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000171788 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000171788 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171788 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171788 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171788 | Transamerica Government Money Market, Class I3, 3.58%FR_89360T681
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171788 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000171788 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000171788 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171788 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171788 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171789 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000171789 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171789 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171789 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171789 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000171789 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000171789 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171789 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171789 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171789 | Transamerica Government Money Market, Class I3, 3.58%FR_89360T681
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171789 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000171789 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000171789 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171789 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171789 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.
[5]	Percentage rounds to less than 0.1% or (0.1)%.
[6]	Percentage rounds to less than 0.1% or (0.1)%.
[7]	Percentage rounds to less than 0.1% or (0.1)%.
[8]	Percentage rounds to less than 0.1% or (0.1)%.
[9]	Percentage rounds to less than 0.1% or (0.1)%.
[10]	Percentage rounds to less than 0.1% or (0.1)%.
[11]	Percentage rounds to less than 0.1% or (0.1)%.
[12]	Percentage rounds to less than 0.1% or (0.1)%.
[13]	Percentage rounds to less than 0.1% or (0.1)%.
[14]	Percentage rounds to less than 0.1% or (0.1)%.
[15]	Percentage rounds to less than 0.1% or (0.1)%.
[16]	Percentage rounds to less than 0.1% or (0.1)%.
[17]	Percentage rounds to less than 0.1% or (0.1)%.
[18]	Percentage rounds to less than 0.1% or (0.1)%.
[19]	Percentage rounds to less than 0.1% or (0.1)%.
[20]	Percentage rounds to less than 0.1% or (0.1)%.